Investment Strategy	Nov. 30, 2023
Lord Abbett Dividend Growth Fund | Lord Abbett Dividend Growth Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The first sentence of the third paragraph under the section titled “More Information About the Funds – Principal Investment Strategies” for each of the remaining Fund’s will be replaced with the following:

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.

Please retain this document for your future reference.

Lord Abbett Growth Opportunities Fund | Lord Abbett Growth Opportunities Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The first sentence of the third paragraph under the section titled “More Information About the Funds – Principal Investment Strategies” for each of the remaining Fund’s will be replaced with the following:

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.

Please retain this document for your future reference.

Lord Abbett Small Cap Value Fund | Small-Cap Value Series
Prospectus [Line Items]
Strategy Narrative [Text Block]

The first sentence of the third paragraph under the section titled “More Information About the Funds – Principal Investment Strategies” for each of the remaining Fund’s will be replaced with the following:

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.

Please retain this document for your future reference.